Capital Trust Securities (Tables)	12 Months Ended
Oct. 31, 2022
Capital Trust Securities
Summary of Capital Trust Securities

Capital Trust Securities
(millions of Canadian dollars, except as noted)	As at
				Redemption date
	Thousands of units	Distribution/Interest payment dates	Annual yield	At the option of the issuer	October 31 2022	October 31 2021

TD Capital Trust Notes issued by Trust IV

TD Capital Trust IV Notes – Series 2	450	June 30, Dec. 31	10.000%	June 30, 2014	$–	$450